PROPERTY AND EQUIPMENT - Disclosure of detailed information about property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	$ 2,371
Balance, end of year	1,529	$ 2,371
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	10,071	8,840
Additions	450	1,231
Balance, end of year	10,521	10,071
Depreciation and impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	7,700	6,489
Depreciation for the year	1,292	1,211
Balance, end of year	8,992	7,700
Computer hardware [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	1,051
Balance, end of year	663	1,051
Computer hardware [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	4,504	3,799
Additions	204	705
Balance, end of year	4,708	4,504
Computer hardware [Member] | Depreciation and impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	3,453	2,916
Depreciation for the year	592	537
Balance, end of year	4,045	3,453
Computer software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	495
Balance, end of year	367	495
Computer software [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	3,051	2,642
Additions	231	409
Balance, end of year	3,282	3,051
Computer software [Member] | Depreciation and impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	2,556	2,230
Depreciation for the year	359	326
Balance, end of year	2,915	2,556
Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	246
Balance, end of year	153	246
Furniture and fixtures [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	1,207	1,104
Additions	9	103
Balance, end of year	1,216	1,207
Furniture and fixtures [Member] | Depreciation and impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	961	853
Depreciation for the year	102	108
Balance, end of year	1,063	961
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	579
Balance, end of year	346	579
Leasehold improvements [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	1,309	1,295
Additions	6	14
Balance, end of year	1,315	1,309
Leasehold improvements [member] | Depreciation and impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	730	490
Depreciation for the year	239	240
Balance, end of year	$ 969	$ 730